Provisions	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Provisions
21	Provisions

	2021 € ‘000s	2020 € ‘000s

License review provision
As at the beginning of the year	—	24,265
Settled in the year	—	(13,556)
Amounts transferred to accruals during the year	—	(10,709)
Provided in the year	—	—

As at the end of the year	—	—

Withholding, indirect and gaming taxes
As at the beginning of the year	45,766	22,797
Arising on business combinations	—	17,879
Settled in the year	(706)	(110)
Provided in the year	3,425	5,200
Effects of movements in exchange rates	840	—
Amounts transferred to accruals during the year	(1,610)	—

As at the end of the year	47,715	45,766

Current	47,715	45,766
Non-current	—	—

Total provisions	47,715	45,766

Provisions have been made based on the Group’s best estimate of the future cash flows, taking into account the risks and uncertainty of timing associated with each obligation associated with each obligation.
License review provisions
The Group is regulated for betting and gaming activities in a number of territories and is subject to compliance with the terms of these licenses. During 2020, the Group was subject to a license review in one of its principal operating territories. As part of the license review the Company agreed to pay an amount of € 13.6 million and perform a follow up review. No further provisions were raised as no additional expected liability arose from this further review. As at December 31, 2020, the Group had completed the follow up review and as such, given the increased certainty of payments to be made, transferred the remaining provision balance to accruals.
In September 2021, the Group was notified of the completion of the license review described above. Of the € 10.7 million accruals related to the license review at December 31, 2020, € 7.4 million was settled during the period. The remainder of this accrual is anticipated to be settled in future periods.
Withholding, indirect and gaming tax provisions
The Group is subject to withholding, indirect and gaming taxes in the jurisdictions in which it operates. The Group records provisions for taxes in certain jurisdictions where the interpretation of tax legislation is uncertain or where the Group continues to challenge the interpretations and the likelihood of tax being payable is considered probable.
The Group makes provisions for these matters based on the best estimate based on the individual facts and circumstances. Assessments made rely on advice from legal counsel and management’s assessment of judgments reached on cases in similar jurisdictions, as well as estimates and assumptions which may involve a series of complex judgements about future events. To the extent that the final outcome of these matters is different than the amounts recorded, such differences may impact the Group’s financial results in the period in which such determination is made.